Accumulated Other Comprehensive Loss - Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit on currency translation adjustment reclassifications	[1],[2]					$ 0		$ 9		$ 0
Amortization of prior service cost	[3]					(4)		(4)		(4)
Amortization of net loss	[3]					(5)		(5)		(3)
Tax expense on pension liability adjustment reclassifications	[1]					3		3		3
Dedesignation of interest rate swaps	[4]					(4)		0		0
Tax benefit on cash flow hedge adjustment reclassifications	[1]					1		0		0
Amounts reclassified from accumulated other comprehensive loss		$ (4)		$ (1)		(8)		(22)		1
Sale and liquidation of foreign assets [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Currency translation adjustment reclassifications						0		(25)	[5]	3	[5]
Gains on net investment hedges [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Currency translation adjustment reclassifications						1	[6]	0		2	[6]
Currency translation adjustment [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	[7]	0		0		1		(16)		5
Pension liability adjustment [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense on pension liability adjustment reclassifications		(1)	[8]	(1)	[9]
Amounts reclassified from accumulated other comprehensive loss		(2)	[8]	(1)	[9]	(6)		(6)		(4)
Cash flow hedge adjustment [member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit on cash flow hedge adjustment reclassifications	[10]	1
Amounts reclassified from accumulated other comprehensive loss		$ (2)	[10]	$ 0		$ (3)		$ 0		$ 0

[1]	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.
[2]	The tax benefit was less than $1 million for the years ended December 31, 2016 and 2014.
[3]	Reclassified out of accumulated other comprehensive loss to general and administrative expenses in our consolidated statements of operations. These amounts were included in the computation of net periodic pension cost. See Note 16: "Employee Benefit Plans" for additional information.
[4]	Reclassified out of accumulated other comprehensive loss to interest expense in our consolidated statement of operations.
[5]	Reclassified out of accumulated other comprehensive loss to gain on sales of assets, net for the year ended December 31, 2015 and other non-operating income, net for the year ended December 31, 2014 in our consolidated statements of operations.
[6]	Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statements of operations.
[7]	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
[8]	Amounts reclassified include the amortization of prior service cost and net loss that were included in our computation of net periodic pension cost. They were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.
[9]	Amounts reclassified were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.
[10]	Amounts reclassified related to the 2013 Interest Rate Swaps and were recognized in interest expense, net of a $1 million tax benefit, in our condensed consolidated statement of operations.